Employee Benefits - Summary of Major Categories of Plan Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of fair value of plan assets [line items]
Total	¥ 53,930	¥ 56,547
Unquoted trust funds [member]
Disclosure of fair value of plan assets [line items]
Other alternative funds and investments	8,637	9,027
Cash and cash equivalents	612	6,153
Unquoted trust funds [member] | Domestic [member]
Disclosure of fair value of plan assets [line items]
Equities	15,148	16,966
Debt instruments	3,279	3,441
Unquoted trust funds [member] | Foreign [member]
Disclosure of fair value of plan assets [line items]
Equities	4,623	4,306
Debt instruments	16,108	11,377
Directly by plan [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	3,005	2,816
Group annuity insurance	2,518	2,461
Quoted plan assets [member]
Disclosure of fair value of plan assets [line items]
Total	3,005	2,816
Quoted plan assets [member] | Directly by plan [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	3,005	2,816
Unquoted plan assets [member]
Disclosure of fair value of plan assets [line items]
Total	50,925	53,731
Unquoted plan assets [member] | Unquoted trust funds [member]
Disclosure of fair value of plan assets [line items]
Other alternative funds and investments	8,637	9,027
Cash and cash equivalents	612	6,153
Unquoted plan assets [member] | Unquoted trust funds [member] | Domestic [member]
Disclosure of fair value of plan assets [line items]
Equities	15,148	16,966
Debt instruments	3,279	3,441
Unquoted plan assets [member] | Unquoted trust funds [member] | Foreign [member]
Disclosure of fair value of plan assets [line items]
Equities	4,623	4,306
Debt instruments	16,108	11,377
Unquoted plan assets [member] | Directly by plan [member]
Disclosure of fair value of plan assets [line items]
Group annuity insurance	¥ 2,518	¥ 2,461